Income Taxes - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended																				24 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 HONG KONG	Dec. 31, 2012 HONG KONG	Dec. 31, 2011 HONG KONG	Dec. 31, 2013 Expire from 2014 through 2018	Dec. 31, 2013 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2012 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2011 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2008 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")	Dec. 31, 2013 One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2012 One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2011 One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2013 One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)	Dec. 31, 2013 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2012 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2011 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2009 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2012 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2013 Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")	Dec. 31, 2012 Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")	Dec. 31, 2011 Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")	Dec. 31, 2008 Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")	Dec. 31, 2011 Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")	Dec. 31, 2013 HNTE
Income Taxes [Line Items]
Income tax expenses	$ 2,146	$ 5,635	$ 9,419	$ 0	$ 0	$ 0
Unified statutory income tax rate under new EIT law	25.00%	25.00%	25.00%																		15.00%					25.00%					25.00%
Preferential income tax rate								15.00%	[1]	15.00%	[1]	7.50%	[1]		15.00%	[1]	15.00%	[1]	15.00%	[1]		25.00%	12.50%	12.50%			25.00%	25.00%	12.50%			15.00%
Number of years of tax exemption														3 years											2 years					2 years
Reduction rate on applicable enterprise income tax rates														50.00%												50.00%					50.00%
Statutory withholding tax rate to which dividends payable to any of foreign non-resident enterprise investors are subject under current EIT law	10.00%
Aggregate undistributed earnings considered to be indefinitely reinvested	176,001	182,656	172,321
Dividend withholding taxes	11,389
Expired operating loss carry forwards	7,028	43,824					25,487
Income taxes affected by expired operating loss carry forward	1,241	7,010
Operating loss carry forwards, expiration period							2014 through 2018
Without the tax exemption and preferential tax rates, increase in income tax expense	618	1,090	7,325
Without the tax exemption and preferential tax rates, decrease in basic and diluted earnings per share	$ 0.00	$ 0.00	$ 0.01
Unrecognized tax benefits	$ 0	$ 0	$ 0

[1]	The HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the HNTE status obtained by One Net in 2010 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011 and One Net renewed the HNTE status in 2013, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of the initial three year period.